Indefinite Lived Intangible Assets - Pharmaceutical Formulas: Schedule of Indefinite-Lived Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Tables/Schedules
Schedule of Indefinite-Lived Intangible Assets
	March 31, 2014	June 30, 2013
	(unaudited)
Pharmaceutical formulas, without amortization, at cost	$14,149,231	$14,109,169

	June 30, 2013	June 30, 2012

Pharmaceutical formulas, without amortization, at cost	$14,109,169	$25,610,557